UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-09054

CREDIT SUISSE OPPORTUNITY FUNDS
(Exact name of registrant as specified in charter)

Eleven Madison Avenue, New York, New York			10010
(Address of principal executive offices)			(Zip code)

John G. Popp Credit Suisse Opportunity Funds Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2009 to October 31, 2010

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Annual Report

October 31, 2010

■  CREDIT SUISSE
HIGH INCOME FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Common Class shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge but may be subject to an ongoing service and distribution fee of up to 0.25% of average daily net assets. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A, B or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of October 31, 2010; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse High Income Fund
Annual Investment Adviser's Report
October 31, 2010 (unaudited)

December 7, 2010

Dear Shareholder:

Performance Summary
11/1/09 – 10/31/10

Fund & Benchmark	Performance
Common Class[1]	17.87%
Class A1, 2	17.54%
Class B1, 2	16.58%
Class C1, 2	16.57%
Bank of America Merrill Lynch US High Yield Master II Constrained Index[3]	19.08%

Performance shown for the Fund's Class A, Class B and Class C shares does not reflect sales charges, which are a maximum of 4.75%, 4.00% and 1.00%, respectively.2

Market Review: High yield bond returns climb as default rates drop

The 12-month period ended October 31, 2010 was a positive one for high yield bonds. The Bank of America Merrill Lynch US High Yield Master II Constrained Index (the "Index"), the Fund's benchmark, registered a return of 19.08% for the period. The Index saw positive returns for 11 of the 12 months during the year — May being the one exception. Additionally, for the Index, high yield spreads tightened 166 basis points to end the period at 595 basis points over Treasuries, while yield-to-worst ended the period at 7.34%.

From a quality point of view, CCC- and lower-rated securities outperformed the Index, returning 26.18% during the period. BB-rated securities on the other hand were relatively in-line with the Index, returning 18.15%, while B-rated securities underperformed, returning 16.10%. Insurance, media-broadcast, and automaker sectors led the Index, while non-food and drug retailers, electric-generation, and software/services lagged.

High yield default rates rose throughout much of last year, peaking at 13.48% in November 2009. Since then, the global default rate, as measured by Moody's, has declined steadily to 3.7% and is expected to decline further in the upcoming year. Additionally, the percentage of "distressed" securities, defined as those trading at spreads of more than 1,000 basis points over Treasuries, fell steadily throughout the period to end October at 10.7% — down from 17.9% at the end of 2009 (and an all-time high of 83.6% in November 2008).

High yield new issue volume was reported to be $283.7 billion for the period, according to JP Morgan. This is significantly higher than the record setting $180.7 billion issued during calendar year 2009. Though new issuance activity was high throughout all of 2010, it was greatest in the third quarter.

Credit Suisse High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2010 (unaudited)

Strategic Review and Outlook: Cautiously optimistic going forward

For the 12-month period, the Fund underperformed the benchmark. Superior security selection in the capital goods, basic industry, and consumer cyclical sectors contributed positively to returns. Conversely, security selection in the media, utilities, and automotive sectors hurt relative returns. Additionally, an underweight position in the banking sector also detracted from returns.

The reopening of both debt and equity capital markets has made capital available to a broad range of companies. This reopening has enabled many non-investment-grade issuers to refinance and extend debt maturities. As a result of this improved liquidity and a stabilizing fundamental backdrop, the expectations for upcoming defaults have significantly decreased. Moody's is currently forecasting that the October 2011 global default rate will decline to 1.9% from its current rate of 3.7%. Also, so far in 2010 bond recovery rates (the price at which a defaulted security is trading one month post default) have risen back to near historical averages. Though fundamentals are stabilizing for individual companies and technicals remain strong, inconsistent economic trends along with the prospect of further quantitative easing by the Federal Reserve keep our outlook cautious.

New issuance in the high yield markets remains at record levels, allowing us to look for opportunities in bonds that are more senior in the capital structure and priced at attractive yields. Based on the rally in the high yield market during the period, we continue to pare back exposure in selected names and to focus on securities offering solid relative value versus their peers. Portfolio exposures continue to reflect a positive view on the technology, cable, and broadcast sectors, as well as a growing comfort with some of the more cyclical chemical and industrial companies. In contrast, we continue to remain cautious with respect to consumer-driven industries and have sought to limit exposures to those sectors.

The Credit Suisse High Yield Management Team

Thomas J. Flannery
Wing Chan

High yield bonds are lower-quality bonds that are also known as "junk bonds." Such bonds entail greater risks than those found in higher-rated securities.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

Credit Suisse High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2010 (unaudited)

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse High Income Fund1 Common Class shares and the
Bank of America Merrill Lynch US High Yield Master II Constrained
Index3 for Ten Years.

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse High Income Fund1 Class A shares2, Class B
shares2, Class C shares2 and the Bank of America Merrill Lynch US High
Yield Master II Constrained Index3 for Ten Years.

Credit Suisse High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2010 (unaudited)

Average Annual Returns as of September 30, 20101

	1 Year	5 Years	10 Years	Since Inception
Common Class	16.80%	6.80%	7.12%	6.95%
Class A Without Sales Charge	16.29%	6.49%	6.95%	6.40%
Class A With Maximum Sales Charge	10.76%	5.47%	6.43%	5.95%
Class B Without CDSC	15.53%	5.71%	6.12%	5.57%
Class B With CDSC	11.53%	5.71%	6.12%	5.57%
Class C Without CDSC	15.52%	5.71%	6.13%	5.70%
Class C With CDSC	14.52%	5.71%	6.13%	5.70%

Average Annual Returns as of October 31, 20101

	1 Year	5 Years	10 Years	Since Inception
Common Class	17.87%	7.48%	7.66%	7.16%
Class A Without Sales Charge	17.54%	7.20%	7.49%	6.59%
Class A With Maximum Sales Charge	11.99%	6.15%	6.96%	6.14%
Class B Without CDSC	16.58%	6.41%	6.66%	5.76%
Class B With CDSC	12.58%	6.41%	6.66%	5.76%
Class C Without CDSC	16.57%	6.41%	6.67%	5.90%
Class C With CDSC	15.57%	6.41%	6.67%	5.90%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

The annualized gross expense ratios are 1.37% for Common Class shares, 1.72% for Class A shares, 2.47% for Class B shares and 2.47% for Class C shares. The annualized net expense ratios after fee waivers and/or expense reimbursements are 0.72% for Common Class shares, 1.11% for Class A shares, 1.86% for Class B shares and 1.86% for Class C shares.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

Credit Suisse High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2010 (unaudited)

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 4.75%), was 11.99%. Total return for the Fund's Class B shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4.00%), was 12.58%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1.00%), was 15.57%.

3  The Bank of America Merrill Lynch US High Yield Master II Constrained Index is an unmanaged index that tracks the performance of below investment-grade U.S. dollar-denominated corporate bonds issued in the U.S. domestic market, where each issuer's allocation is limited to 2% of the index. Investors cannot invest directly in an index.

Credit Suisse High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2010 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended October 31, 2010.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2010 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended October 31, 2010

Actual Fund Return	Common Class	Class A	Class B	Class C
Beginning Account Value 5/1/10	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/10	$1,066.20	$1,063.30	$1,059.30	$1,059.20
Expenses Paid per $1,000*	$3.70	$5.62	$9.50	$9.50
Hypothetical 5% Fund Return
Beginning Account Value 5/1/10	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/10	$1,021.63	$1,019.76	$1,015.98	$1,015.98
Expenses Paid per $1,000*	$3.62	$5.50	$9.30	$9.30
	Common Class	Class A	Class B	Class C
Annualized Expense Ratios*	0.71%	1.08%	1.83%	1.83%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2010 (unaudited)

Credit Quality Breakdown*

Ratings S&P
BBB	1.9%
BB	26.1%
B	51.9%
CCC	14.8%
CC	0.3%
C	0.2%
NR	3.5%
Subtotal	98.7%
Equity and Other	1.3%
Total	100.0%

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

Credit Suisse High Income Fund
Schedule of Investments
October 31, 2010

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (97.7%)
Aerospace & Defense (1.5%)
$300	BE Aerospace, Inc., Senior Unsecured Notes (Callable 07/01/13 @ $104.25)§	(BB, Ba3)	07/01/18	8.500	$336,750
425	Hawker Beechcraft Notes Co., Global Company Guaranteed Notes (Callable 04/01/11 @ $104.25)§	(CCC-, Caa3)	04/01/15	8.500	344,781
195	Hexcel Corp., Global Senior Subordinated Notes (Callable 02/01/11 @ $102.25)	(B+, B1)	02/01/15	6.750	199,388
250	Spirit Aerosystems, Inc., Global Company Guaranteed Notes (Callable 10/01/13 @ $103.75)	(BB-, B1)	10/01/17	7.500	263,750
					1,144,669
Auto Loans (0.3%)
200	Ford Motor Credit Co., LLC, Senior Unsecured Notes	(B+, Ba2)	12/15/16	8.000	234,394
Auto Parts & Equipment (1.7%)
125	American Axle & Manufacturing Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 01/15/14 @ $104.63)‡§	(BB-, Ba2)	01/15/17	9.250	142,344
175	American Axle & Manufacturing, Inc., Company Guaranteed Notes (Callable 03/01/12 @ $103.94)§	(B-, B3)	03/01/17	7.875	177,843
225	ArvinMeritor, Inc., Company Guaranteed Notes (Callable 03/15/14 @ $105.31)§	(CCC, Caa1)	03/15/18	10.625	256,500
325	Stanadyne Corp., Series 1, Global Senior Subordinated Notes (Callable 08/15/11 @ $101.67)	(CCC, Caa1)	08/15/14	10.000	323,375
275	Stoneridge, Inc., Rule 144A, Senior Secured Notes (Callable 10/15/14 @ $104.75)‡	(B+, B3)	10/15/17	9.500	295,625
75	The Goodyear Tire & Rubber Co., Senior Unsecured Notes (Callable 05/15/12 @ $107.88)§	(B+, B1)	05/15/16	10.500	86,250
					1,281,937
Banks (1.3%)
275	Ally Financial, Inc., Global Company Guaranteed Notes	(B, B3)	04/01/11	6.000	278,094
43	Ally Financial, Inc., Global Subordinated Notes§	(CCC+, B3)	12/31/18	8.000	44,935
600	Ally Financial, Inc., Rule 144A, Company Guaranteed Notes‡	(B, B3)	02/12/15	8.300	655,500
					978,529
Beverages (0.5%)
400	Beverages & More, Inc., Rule 144A, Senior Secured Notes (Callable 10/01/12 @ $104.81)‡	(B-, Caa1)	10/01/14	9.625	405,000
Building & Construction (1.1%)
221	Ashton Woods Finance Co., Rule 144A, Company Guaranteed Notes (Callable 02/24/14 @ $105.50)+‡	(NR, NR)	06/30/15	0.000	133,705
325	Associated Materials LLC, Rule 144A, Senior Secured Notes (Callable 11/01/13 @ $106.84)‡	(B, B3)	11/01/17	9.125	342,063
200	K Hovnanian Enterprises, Inc., Global Company Guaranteed Notes§	(CCC-, Caa2)	01/15/16	6.250	137,000
275	William Lyon Homes, Inc., Global Company Guaranteed Notes (Callable 02/15/11 @ $101.25)	(CC, Caa3)	02/15/14	7.500	203,500

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
October 31, 2010

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Building & Construction
$75	William Lyon Homes, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $100.00)	(CC, Caa3)	12/15/12	7.625	$62,250
					878,518
Building Materials (2.4%)
325	AMH Holdings Inc., Global Senior Discount Notes (Callable 03/01/11 @ $101.88)§	(CCC+, Caa2)	03/01/14	11.250	339,137
375	Building Materials Corp. of America, Rule 144A, Company Guaranteed Notes (Callable 03/15/15 @ $103.75)‡	(BB+, B1)	03/15/20	7.500	385,312
375	CPG International I, Inc., Global Company Guaranteed Notes (Callable 07/01/11 @ $100.00)	(B-, Caa1)	07/01/13	10.500	386,250
400	Headwaters, Inc., Global Senior Secured Notes (Callable 11/01/12 @ $105.69)	(B+, B2)	11/01/14	11.375	426,000
275	Norcraft Finance Corp., Global Senior Secured Notes (Callable 12/15/12 @ $105.25)§	(B-, B2)	12/15/15	10.500	294,938
					1,831,637
Chemicals (5.0%)
250	Cognis GmbH, Rule 144A, Senior Secured Notes#‡	(B, B2)	09/15/13	2.292	251,563
325	Ferro Corp., Senior Unsecured Notes (Callable 08/15/14 @ $103.94)§	(B, B2)	08/15/18	7.875	347,344
175	Huntsman International LLC, Rule 144A, Company Guaranteed Notes (Callable 09/15/15 @ $104.31)‡§	(B-, B3)	03/15/21	8.625	192,719
200	Ineos Finance PLC, Rule 144A, Senior Secured Notes (Callable 05/15/13 @ $104.50)‡§	(B, B1)	05/15/15	9.000	213,000
525	Ineos Group Holdings PLC, Rule 144A, Company Guaranteed Notes (Callable 02/15/11 @ $104.25)‡§	(CCC, Caa2)	02/15/16	8.500	480,375
325	Koppers, Inc., Global Company Guaranteed Notes (Callable 12/01/14 @ $103.94)§	(B, B1)	12/01/19	7.875	353,437
200	Lyondell Chemical Co., Rule 144A, Senior Secured Notes (Callable 05/01/13 @ $106.00)‡	(BB, Ba3)	11/01/17	8.000	219,500
60	Momentive Performance Materials, Inc., Global Company Guaranteed Notes (Callable 12/01/10 @ $104.88)§	(CCC, Caa1)	12/01/14	9.750	63,450
231	Momentive Performance Materials, Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $106.25)	(CCC, B2)	06/15/14	12.500	265,073
50	Nalco Co., Global Company Guaranteed Notes (Callable 11/15/10 @ $101.50)	(B, B2)	11/15/13	9.000	70,885
75	Nalco Co., Global Senior Notes (Callable 05/15/13 @ $104.13)	(BB-, Ba2)	05/15/17	8.250	83,906
350	Nalco Finance Holdings, Inc., Global Senior Discount Notes (Callable 02/01/11 @ $101.50)	(B, B2)	02/01/14	9.000	362,687
350	Solutia, Inc., Company Guaranteed Notes (Callable 11/01/13 @ $104.38)	(B+, B2)	11/01/17	8.750	393,750
275	TPC Group LLC, Rule 144A, Senior Secured Notes (Callable 10/01/13 @ $106.19)‡	(B+, B1)	10/01/17	8.250	292,875

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
October 31, 2010

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Chemicals
$200	Vertellus Specialties, Inc., Rule 144A, Senior Secured Notes (Callable 04/01/13 @ $104.69)‡	(B, B1)	10/01/15	9.375	$215,750
					3,806,314
Computer Hardware (1.1%)
400	Activant Solutions, Inc., Global Company Guaranteed Notes (Callable 05/01/11 @ $104.75)	(CCC, Caa1)	05/01/16	9.500	386,500
200	Brocade Communications Systems, Inc., Global Senior Secured Notes (Callable 01/15/13 @ $103.31)§	(BBB-, Ba2)	01/15/18	6.625	214,000
200	Brocade Communications Systems, Inc., Global Senior Secured Notes (Callable 01/15/15 @ $103.44)§	(BBB-, Ba2)	01/15/20	6.875	216,000
					816,500
Consumer Products (2.2%)
325	AAC Group Holding Corp., Rule 144A, Senior Discount Notes‡§	(CCC, NR)	10/01/12	10.250	325,812
400	American Achievement Corp., Rule 144A, Senior Secured Notes (Callable 10/15/13 @ $105.44)‡	(B, B3)	04/15/16	10.875	412,000
350	Prestige Brands, Inc., Global Company Guaranteed Notes (Callable 04/01/14 @ $104.13)	(B, B3)	04/01/18	8.250	366,625
175	Prestige Brands, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/14 @ $104.13)‡	(B, B3)	04/01/18	8.250	183,313
350	Spectrum Brands Holdings, Inc., Rule 144A, Secured Notes (Callable 06/15/14 @ $104.75)‡	(B, B2)	06/15/18	9.500	389,156
					1,676,906
Consumer/Commercial/Lease Financing (3.4%)
675	AWAS Aviation Capital, Ltd., Rule 144A, Senior Secured Notes (Callable 10/18/13 @ $103.50)‡	(BBB-, Ba2)	10/15/16	7.000	678,375
73	CIT Group, Inc., Senior Secured Notes (Callable 01/01/11 @ $102.00)§	(B+, B3)	05/01/13	7.000	74,196
109	CIT Group, Inc., Senior Secured Notes (Callable 01/01/11 @ $102.00)§	(B+, B3)	05/01/14	7.000	110,476
184	CIT Group, Inc., Senior Secured Notes (Callable 01/01/11 @ $102.00)§	(B+, B3)	05/01/15	7.000	185,073
182	CIT Group, Inc., Senior Secured Notes (Callable 01/01/11 @ $102.00)	(B+, B3)	05/01/16	7.000	182,533
255	CIT Group, Inc., Senior Secured Notes (Callable 01/01/11 @ $102.00)§	(B+, B3)	05/01/17	7.000	255,228
390	International Lease Finance Corp., Rule 144A, Senior Unsecured Notes‡	(BB+, B1)	09/15/15	8.625	439,725
125	International Lease Finance Corp., Rule 144A, Senior Unsecured Notes‡	(BB+, B1)	03/15/17	8.750	142,500
200	International Lease Finance Corp., Series MTN, Senior Unsecured Notes	(BB+, B1)	06/01/14	5.650	201,000

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
October 31, 2010

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Consumer/Commercial/Lease Financing
$350	Provident Funding Associates, Rule 144A, Senior Secured Notes (Callable 04/15/14 @ $105.13)‡	(B+, Ba3)	04/15/17	10.250	$365,750
					2,634,856
Department Stores (0.2%)
150	The Neiman Marcus Group, Inc., Global Company Guaranteed Notes (Callable 10/15/11 @ $103.46)§	(CCC+, Caa2)	10/15/15	10.375	159,000
Diversified Capital Goods (2.8%)
150	Actuant Corp., Global Company Guaranteed Notes (Callable 06/15/12 @ $103.44)	(BB-, Ba2)	06/15/17	6.875	153,938
200	Belden, Inc., Global Company Guaranteed Notes (Callable 03/15/12 @ $103.50)	(B+, Ba2)	03/15/17	7.000	204,000
225	Belden, Inc., Global Notes (Callable 06/15/14 @ 104.63)	(B+, Ba2)	06/15/19	9.250	250,031
200	Coleman Cable, Inc., Global Company Guaranteed Notes (Callable 02/15/14 @ $104.50)	(B, B3)	02/15/18	9.000	210,250
350	Leucadia National Corp., Global Senior Unsecured Notes (Callable 03/15/12 @ $103.56)	(BB+, B1)	03/15/17	7.125	361,812
275	Mueller Water Products, Inc., Global Company Guaranteed Notes (Callable 06/01/12 @ $103.69)§	(CCC+, B3)	06/01/17	7.375	250,250
250	Mueller Water Products, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/01/15 @ $104.38)‡§	(B+, B1)	09/01/20	8.750	272,188
200	Sensus USA Systems, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $101.44)	(B-, B3)	12/15/13	8.625	204,000
225	TriMas Corp., Rule 144A, Senior Secured Notes (Callable 12/15/13 @ $104.88)‡	(B-, B3)	12/15/17	9.750	246,656
					2,153,125
Electric - Generation (4.6%)
350	Calpine Corp., Rule 144A, Senior Secured Notes (Callable 07/31/15 @ $103.94)‡	(B+, B1)	07/31/20	7.875	368,375
500	Dynegy Holdings, Inc., Global Senior Unsecured Notes§	(B-, Caa2)	05/01/16	8.375	386,250
125	Edison Mission Energy, Global Senior Unsecured Notes	(B-, B3)	05/15/17	7.000	92,812
600	Edison Mission Energy, Global Senior Unsecured Notes	(B-, B3)	05/15/19	7.200	435,000
500	Mirant Americas Generation LLC, Senior Unsecured Notes§	(B-, B3)	10/01/21	8.500	492,500
89	Mirant Mid Atlantic Trust, Series B, Global Pass Thru Certificates	(BB, Ba1)	06/30/17	9.125	96,162
400	NRG Energy, Inc., Company Guaranteed Notes (Callable 01/15/12 @ $103.69)	(BB-, B1)	01/15/17	7.375	418,000
50	NRG Energy, Inc., Company Guaranteed Notes (Callable 02/01/11 @ $103.69)	(BB-, B1)	02/01/16	7.375	52,188
100	NRG Energy, Inc., Company Guaranteed Notes (Callable 06/15/14 @ $104.25)§	(BB-, B1)	06/15/19	8.500	107,500
100	NRG Energy, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/01/15 @ $104.13)‡	(BB-, B1)	09/01/20	8.250	106,500

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
October 31, 2010

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Electric - Generation
$1,125	Texas Competitive Electric Holdings Co., LLC, Series A, Global Company Guaranteed Notes (Callable 11/01/11 @ $105.13)§	(CCC, Caa3)	11/01/15	10.250	$703,125
375	Texas Competitive Electric Holdings Co., LLC, Series B, Global Company Guaranteed Notes (Callable 11/01/11 @ $105.13)§	(CCC, Caa3)	11/01/15	10.250	238,125
					3,496,537
Electric - Integrated (0.7%)
25	The AES Corp., Global Senior Unsecured Notes	(BB-, B1)	04/15/16	9.750	29,188
475	The AES Corp., Global Senior Unsecured Notes	(BB-, B1)	10/15/17	8.000	524,875
					554,063
Electronics (1.5%)
275	Freescale Semiconductor, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/14 @ $105.06)‡§	(B-, B2)	03/15/18	10.125	303,187
40	Jabil Circuit, Inc., Global Senior Unsecured Notes§	(BB+, Ba1)	03/15/18	8.250	47,100
225	Jabil Circuit, Inc., Senior Unsecured Notes	(BB+, Ba1)	07/15/16	7.750	260,438
275	NXP Funding LLC, Series EXCH, Global Senior Secured Notes (Callable 10/15/11 @ $101.97)§	(B-, Caa1)	10/15/14	7.875	286,687
225	Sanmina-SCI Corp., Company Guaranteed Notes (Callable 03/01/11 @ $104.06)§	(CCC+, B2)	03/01/16	8.125	232,313
					1,129,725
Energy - Exploration & Production (6.1%)
250	Berry Petroleum Co., Senior Subordinated Notes (Callable 11/01/11 @ $104.13)§	(B, B3)	11/01/16	8.250	265,000
200	Bill Barrett Corp., Company Guaranteed Notes (Callable 07/15/13 @ $104.94)§	(BB-, B1)	07/15/16	9.875	221,000
150	Chesapeake Energy Corp., Company Guaranteed Notes§	(BB, Ba3)	12/15/18	7.250	164,625
350	Comstock Resources, Inc., Company Guaranteed Notes (Callable 10/15/13 @ $104.19)§	(B, B2)	10/15/17	8.375	364,000
200	Concho Resources, Inc., Company Guaranteed Notes (Callable 10/01/13 @ $104.31)	(BB, B3)	10/01/17	8.625	217,500
249	Denbury Resources, Inc., Company Guaranteed Notes (Callable 02/15/15 @ $104.13)	(BB, B1)	02/15/20	8.250	278,880
200	Denbury Resources, Inc., Company Guaranteed Notes (Callable 03/01/13 @ $104.88)	(BB, B1)	03/01/16	9.750	227,500
400	EXCO Resources, Inc., Company Guaranteed Notes (Callable 09/15/14 @ $103.75)	(B, B3)	09/15/18	7.500	396,000
125	Forest Oil Corp., Global Company Guaranteed Notes (Callable 06/15/12 @ $103.63)	(B+, B1)	06/15/19	7.250	132,031
250	Hilcorp Finance Co., Rule 144A, Senior Unsecured Notes (Callable 06/01/11 @ $104.50)‡	(BB-, B2)	06/01/16	9.000	265,000
300	Linn Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 09/15/15 @ $103.88)‡	(B, B2)	02/01/21	7.750	311,250

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
October 31, 2010

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Energy - Exploration & Production
$250	OPTI Canada, Inc., Global Senior Secured Notes (Callable 12/15/10 @ $104.13)	(B-, Caa3)	12/15/14	8.250	$190,625
225	Penn Virginia Corp., Senior Notes (Callable 06/15/13 @ $105.19)	(BB-, B2)	06/15/16	10.375	248,625
450	PetroHawk Energy Corp., Global Company Guaranteed Notes (Callable 06/01/12 @ $103.94)	(B+, B3)	06/01/15	7.875	479,250
225	Pioneer Natural Resources Co., Senior Unsecured Notes§	(BB+, Ba1)	01/15/20	7.500	254,542
150	Stone Energy Corp., Company Guaranteed Notes (Callable 02/01/14 @ $104.31)	(BB-, Caa1)	02/01/17	8.625	151,500
200	Stone Energy Corp., Global Senior Subordinated Notes (Callable 12/15/10 @ $102.25)	(B-, Caa2)	12/15/14	6.750	189,500
325	Whiting Petroleum Corp., Global Company Guaranteed Notes§	(BB, Ba3)	02/01/14	7.000	347,344
					4,704,172
Environmental (0.4%)
275	Casella Waste Systems, Inc., Global Senior Secured Notes (Callable 07/15/12 @ $105.50)	(B+, B2)	07/15/14	11.000	305,594
Food & Drug Retailers (0.7%)
325	Rite Aid Corp., Global Company Guaranteed Notes (Callable 06/15/11 @ $104.69)§	(CCC, Caa3)	12/15/15	9.375	283,563
200	Rite Aid Corp., Global Senior Secured Notes (Callable 06/12/13 @ $104.88)§	(B+, B3)	06/12/16	9.750	218,000
					501,563
Food - Wholesale (1.1%)
450	NBTY, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/14 @ $104.50)‡	(B, B3)	10/01/18	9.000	480,375
325	Southern States Cooperative, Inc., Rule 144A, Senior Notes (Callable 05/15/13 @ $105.63)‡	(B+, B3)	05/15/15	11.250	346,125
					826,500
Forestry & Paper (2.3%)
725	Abitibi-Consolidated Co. of Canada, Global Company Guaranteed Notesø	(NR, NR)	06/15/11	7.750	125,063
399	Boise Cascade LLC, Global Company Guaranteed Notes (Callable 10/15/11 @ $101.19)	(B+, Caa1)	10/15/14	7.125	387,030
175	Cascades, Inc., Global Company Guaranteed Notes (Callable 12/15/13 @ $103.88)	(B+, Ba3)	12/15/17	7.750	187,906
500	NewPage Corp., Global Senior Secured Notes (Callable 03/31/12 @ $105.00)§	(CCC+, B2)	12/31/14	11.375	482,500
275	Smurfit Kappa Funding PLC, Global Senior Subordinated Notes (Callable 01/31/11 @ $102.58)	(B, B2)	04/01/15	7.750	283,937
50	Verso Paper, Inc., Series B, Global Company Guaranteed Notes (Callable 08/01/11 @ $105.69)§	(CCC+, Caa1)	08/01/16	11.375	48,375

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
October 31, 2010

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Forestry & Paper
$250	Verso Paper, Inc., Series B, Global Senior Secured Notes (Callable 08/01/11 @ $102.28)§	(B, B2)	08/01/14	9.125	$258,750
					1,773,561
Gaming (4.9%)
325	Buffalo Thunder Development Authority, Rule 144A, Senior Secured Notes (Callable 12/15/10 @ $104.69)ø‡	(NR, NR)	12/15/14	9.375	86,125
550	CCM Merger, Inc., Rule 144A, Notes (Callable 08/01/11 @ $100.00)‡§	(CCC+, Caa3)	08/01/13	8.000	517,000
204	Choctaw Resort Development Enterprise, Rule 144A, Senior Notes (Callable 11/15/11 @ $103.63)‡	(B, B3)	11/15/19	7.250	144,840
250	Chukchansi Economic Development Authority, Rule 144A, Senior Unsecured Notes (Callable 11/15/10 @ $102.00)‡	(B+, B3)	11/15/13	8.000	161,250
150	Codere Finance Luxembourg SA, Rule 144A, Senior Secured Notes (Callable 06/15/11 @ $102.75)‡	(B, B2)	06/15/15	8.250	212,134
210	Fontainebleau Las Vegas Holdings LLC, Rule 144A, Second Mortgage Notes (Callable 06/15/11 @ $105.13)ø‡	(NR, NR)	06/15/15	10.250	1,653
500	Greektown Superholdings, Inc., Rule 144A, Senior Secured Notes (Callable 01/01/13 @ $106.50)‡	(NR, NR)	07/01/15	13.000	548,750
325	Inn of the Mountain Gods Resort & Casino, Global Company Guaranteed Notesø	(NR, Ca)	11/15/10	12.000	133,250
450	Jacobs Entertainment, Inc., Global Company Guaranteed Notes (Callable 06/15/11 @ $102.44)	(B-, Caa1)	06/15/14	9.750	424,125
175	Majestic Star Casino Capital Corp., Senior Secured Notesø	(NR, NR)	10/15/10	9.500	111,125
450	MTR Gaming Group, Inc., Global Secured Notes (Callable 07/15/11 @ $106.31)	(B, B2)	07/15/14	12.625	472,500
50	Peermont Global Proprietary, Ltd., Rule 144A, Senior Secured Notes (Callable 04/30/11 @ $103.88)‡	(B, B3)	04/30/14	7.750	64,630
200	Peninsula Gaming LLC, Global Company Guaranteed Notes (Callable 08/15/13 @ $105.38)§	(B, B3)	08/15/17	10.750	214,000
275	Peninsula Gaming LLC, Global Senior Secured Notes (Callable 08/15/12 @ $104.19)§	(BB, Ba2)	08/15/15	8.375	292,875
175	Tropicana Finance Corp., Global Senior Subordinated Notes (Callable 12/15/10 @ $104.81)ø	(NR, NR)	12/15/14	9.625	494
425	Tunica-Biloxi Gaming Authority, Rule 144A, Senior Unsecured Notes (Callable 11/15/10 @ $104.50)‡	(B+, B2)	11/15/15	9.000	388,344
					3,773,095
Gas Distribution (3.4%)
250	AmeriGas Eagle Finance Corp., Senior Unsecured Notes (Callable 05/20/11 @ $103.56)§	(NR, Ba3)	05/20/16	7.125	261,875
100	El Paso Corp., Senior Unsecured Notes§	(BB-, Ba3)	06/01/18	7.250	111,455
950	Energy Transfer Equity LP, Company Guaranteed Notes	(BB-, Ba2)	10/15/20	7.500	1,040,250
250	Holly Energy Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 03/15/14 @ $104.13)‡	(B+, B1)	03/15/18	8.250	266,250
300	Inergy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(B+, Ba3)	03/01/16	8.250	316,500

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
October 31, 2010

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Gas Distribution
$125	MarkWest Energy Finance Corp., Company Guaranteed Notes (Callable 11/01/15 @ $103.38)	(BB-, B1)	11/01/20	6.750	$128,437
200	MarkWest Energy Finance Corp., Series B, Global Company Guaranteed Notes (Callable 04/15/13 @ $104.38)	(BB-, B1)	04/15/18	8.750	220,500
225	Targa Resources Partners Finance Corp., Global Company Guaranteed Notes (Callable 07/01/12 @ $104.13)	(B+, B1)	07/01/16	8.250	239,625
					2,584,892
Health Facilities (5.4%)
225	Accellent, Inc., Rule 144A, Senior Subordinated Notes (Callable 11/01/13 @ $107.50)‡	(CCC+, Caa2)	11/01/17	10.000	223,875
100	Biomet, Inc., Global Company Guaranteed Notes (Callable 10/15/12 @ $105.00)§	(B-, B3)	10/15/17	10.000	111,500
225	Biomet, Inc., Global Company Guaranteed Notes (Callable 10/15/12 @ $105.81)§	(B-, Caa1)	10/15/17	11.625	254,531
250	Community Health Systems, Inc., Global Company Guaranteed Notes (Callable 07/15/11 @ $104.44)	(B, B3)	07/15/15	8.875	268,125
1,250	HCA, Inc., Global Secured Notes (Callable 11/15/11 @ $104.63)	(BB-, B2)	11/15/16	9.250	1,356,250
225	Omega Healthcare Investors, Inc., Global Company Guaranteed Notes (Callable 01/15/11 @ $103.50)	(BB+, Ba2)	01/15/16	7.000	234,000
200	Omega Healthcare Investors, Inc., Global Company Guaranteed Notes (Callable 04/01/11 @ $101.17)	(BB+, Ba2)	04/01/14	7.000	205,000
125	Omega Healthcare Investors, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/15 @ $103.75)‡	(BB+, Ba2)	02/15/20	7.500	135,313
275	Omega Healthcare Investors, Inc., Rule 144A, Senior Notes (Callable 10/15/15 @ $103.38)‡	(BB+, Ba2)	10/15/22	6.750	285,313
200	Radiation Therapy Services, Inc., Rule 144A, Senior Subordinated Notes (Callable 04/15/14 @ $104.94)‡	(CCC+, Caa1)	04/15/17	9.875	199,000
400	Tenet Healthcare Corp., Global Senior Secured Notes (Callable 07/01/14 @ $104.44)	(BB-, B1)	07/01/19	8.875	452,000
175	Universal Hospital Services, Inc., Global Senior Secured Notes (Callable 06/01/11 @ $100.00)#	(B+, B3)	06/01/15	4.134	158,375
50	Universal Hospital Services, Inc., Global Senior Secured Notes (Callable 06/01/11 @ $101.00)	(B+, B3)	06/01/15	8.500	52,375
238	VWR Funding, Inc., Series B, Global Company Guaranteed Notes (Callable 07/15/11 @ $105.13)§	(B-, Caa1)	07/15/15	10.250	252,508
					4,188,165
Health Services (1.4%)
225	Quintiles Transnational Corp., Rule 144A, Senior Notes (Callable 12/30/11 @ $102.00)‡	(B, B3)	12/30/14	9.500	230,062
200	Service Corp. International, Global Senior Unsecured Notes	(BB-, B1)	10/01/18	7.625	218,500
150	Service Corp. International, Senior Unsecured Notes§	(BB-, B1)	11/15/21	8.000	164,250

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
October 31, 2010

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Health Services
$475	Warner Chilcott Finance LLC, Rule 144A, Company Guaranteed Notes (Callable 09/15/14 @ $103.88)‡	(B+, B3)	09/15/18	7.750	$496,375
					1,109,187
Hotels (0.3%)
200	Felcor Lodging LP, Global Senior Secured Notes§	(NR, B2)	10/01/14	10.000	226,000
Leisure (0.5%)
350	UCDP Finance, Inc., Global Company Guaranteed Notes (Callable 11/15/12 @ $104.44)	(CCC+, B3)	11/15/15	8.875	372,750
Machinery (1.6%)
325	Altra Holdings, Inc., Global Senior Secured Notes (Callable 12/01/12 @ $106.09)	(B+, B1)	12/01/16	8.125	341,656
175	Baldor Electric Co., Company Guaranteed Notes (Callable 02/15/12 @ $104.31)§	(B, B3)	02/15/17	8.625	187,688
175	CPM Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 09/01/12 @ $105.31)‡	(B+, B2)	09/01/14	10.625	189,875
250	Terex Corp., Senior Subordinated Notes (Callable 11/15/12 @ $104.00)§	(B, Caa1)	11/15/17	8.000	250,625
275	The Manitowoc Co., Inc., Company Guaranteed Notes (Callable 11/01/15 @ $104.25)§	(B+, B3)	11/01/20	8.500	288,406
					1,258,250
Media - Broadcast (2.2%)
210	Barrington Broadcasting Capital Corp., Global Company Guaranteed Notes (Callable 08/15/11 @ $102.63)	(CCC-, Caa2)	08/15/14	10.500	195,563
50	Clear Channel Worldwide Holdings, Inc., Global Company Guaranteed Notes (Callable 12/15/12 @ $106.94)	(B, B2)	12/15/17	9.250	54,250
325	Clear Channel Worldwide Holdings, Inc., Series B, Global Company Guaranteed Notes (Callable 12/15/12 @ $106.94)	(B, B2)	12/15/17	9.250	356,687
250	Fisher Communications, Inc., Global Company Guaranteed Notes (Callable 09/15/11 @ $101.44)§	(NR, B2)	09/15/14	8.625	254,063
250	LIN Television Corp., Global Company Guaranteed Notes (Callable 04/15/14 @ $104.19)	(BB-, NR)	04/15/18	8.375	269,062
500	Mission Broadcasting, Inc., Rule 144A, Senior Secured Notes (Callable 04/15/14 @ $104.44)‡§	(B, B3)	04/15/17	8.875	532,500
425	Young Broadcasting, Inc., Global Company Guaranteed Notes (Callable 01/15/11 @ $101.46)ø^	(NR, NR)	01/15/14	8.750	4
					1,662,129
Media - Cable (6.3%)
550	Atlantic Broadband Finance LLC, Global Company Guaranteed Notes (Callable 01/15/11 @ $101.56)	(B-, B3)	01/15/14	9.375	563,750
125	Cablevision Systems Corp., Senior Unsecured Notes	(B+, B1)	04/15/18	7.750	137,031
292	CCH II Capital Corp., Global Senior Notes (Callable 11/30/12 @ $106.75)	(B, B2)	11/30/16	13.500	351,467

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
October 31, 2010

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Media - Cable
$600	CCO Holdings Capital Corp., Rule 144A, Company Guaranteed Notes (Callable 04/30/13 @ $105.91)‡§	(B, B2)	04/30/18	7.875	$640,500
150	Cequel Capital Corp., Rule 144A, Senior Unsecured Notes (Callable 11/15/12 @ $106.47)‡§	(B-, B3)	11/15/17	8.625	161,250
600	CSC Holdings LLC, Global Senior Unsecured Notes§	(BB, Ba3)	02/15/19	8.625	696,750
50	DISH DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	05/31/15	7.750	54,687
475	Insight Communications Co., Inc., Rule 144A, Senior Notes (Callable 07/15/13 @ $107.03)‡	(B-, B3)	07/15/18	9.375	517,750
50	Mediacom Broadband Corp., Global Senior Unsecured Notes (Callable 10/15/11 @ $102.83)§	(B-, B3)	10/15/15	8.500	52,500
225	Mediacom Capital Corp., Global Unsecured Notes (Callable 08/15/14 @ $104.56)§	(B-, B3)	08/15/19	9.125	239,062
100	Unitymedia NRW GmbH, Rule 144A, Senior Secured Notes (Callable 12/01/12 @ $108.22)‡	(BB-, B1)	12/01/17	8.125	145,940
175	Videotron Ltee, Global Company Guaranteed Notes (Callable 04/15/13 @ $104.56)	(BB-, Ba2)	04/15/18	9.125	197,969
550	Videotron Ltee, Global Company Guaranteed Notes (Callable 12/15/10 @ $103.19)§	(BB-, Ba2)	12/15/15	6.375	567,187
175	Virgin Media Finance PLC, Company Guaranteed Notes (Callable 10/15/14 @ $104.44)	(B+, Ba3)	10/15/19	8.875	317,562
200	Virgin Media Finance PLC, Global Company Guaranteed Notes (Callable 08/15/11 @ $104.56)	(B+, Ba3)	08/15/16	9.125	214,750
					4,858,155
Media - Diversified (1.4%)
750	Block Communications, Inc., Rule 144A, Senior Notes (Callable 12/15/10 @ $104.13)‡	(B, B1)	12/15/15	8.250	762,187
300	Quebecor Media, Inc., Global Senior Unsecured Notes (Callable 03/15/11 @ $103.88)§	(B, B2)	03/15/16	7.750	314,625
					1,076,812
Media - Services (1.1%)
250	Nielsen Finance Co., Global Company Guaranteed Notes (Callable 05/01/13 @ $105.75)	(B, Caa1)	05/01/16	11.500	288,750
100	Nielson Finance Co., Rule 144A, Company Guaranteed Notes (Callable 10/15/14 @ $103.88)‡	(B, Caa1)	10/15/18	7.750	104,125
275	WMG Acquisition Corp., Global Company Guaranteed Notes (Callable 04/15/11 @ $101.23)§	(B, B1)	04/15/14	7.375	256,781
200	WMG Acquisition Corp., Global Senior Secured Notes (Callable 06/15/13 @ $104.75)§	(BB, Ba2)	06/15/16	9.500	216,500
					866,156
Medical Products (0.2%)
175	DJO Finance Corp., Rule 144A, Senior Subordinated Notes (Callable 10/15/13 @ $107.31)‡	(CCC+, Caa1)	10/15/17	9.750	182,875

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
October 31, 2010

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Metals & Mining - Excluding Steel (0.8%)
$150	Aleris International, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.50)ø	(NR, NR)	12/15/14	9.000	$15
250	Aleris International, Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $105.00)ø	(NR, NR)	12/15/16	10.000	1,250
300	Cloud Peak Energy Finance Corp., Global Company Guaranteed Notes (Callable 12/15/13 @ $104.13)	(BB-, B1)	12/15/17	8.250	327,750
361	Noranda Aluminium Acquisition Corp., Global Company Guaranteed Notes#	(CCC+, B3)	05/15/15	5.373	316,164
					645,179
Oil Field Equipment & Services (4.4%)
250	Bristow Group, Inc., Global Company Guaranteed Notes (Callable 09/15/12 @ $103.75)	(BB, Ba2)	09/15/17	7.500	260,625
300	Calfrac Holdings LP, Rule 144A, Company Guaranteed Notes (Callable 02/15/11 @ $103.88)‡	(B+, B2)	02/15/15	7.750	308,250
275	Cie Generale de Geophysique-Veritas, Global Company Guaranteed Notes (Callable 05/15/11 @ $102.50)	(BB-, Ba3)	05/15/15	7.500	285,313
400	Edgen Murray Corp., Global Senior Secured Notes (Callable 01/15/13 @ $106.13)§	(B-, Caa2)	01/15/15	12.250	327,000
200	Helix Energy Solutions Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/12 @ $104.75)‡	(B-, B3)	01/15/16	9.500	208,000
100	Hornbeck Offshore Services, Inc., Global Company Guaranteed Notes (Callable 09/01/13 @ $104.00)§	(B+, Ba3)	09/01/17	8.000	101,875
175	Hornbeck Offshore Services, Inc., Series B, Global Company Guaranteed Notes (Callable 12/01/10 @ $102.04)§	(B+, Ba3)	12/01/14	6.125	175,875
200	Key Energy Services, Inc., Global Company Guaranteed Notes (Callable 12/01/11 @ $104.19)§	(BB-, B1)	12/01/14	8.375	215,250
150	McJunkin Red Man Corp., Rule 144A, Senior Secured Notes (Callable 12/15/12 @ $107.13)‡	(B-, B3)	12/15/16	9.500	138,750
325	Offshore Group Investments, Ltd., Rule 144A, Senior Secured Notes (Callable 02/01/13 @ $108.63)‡	(B-, B3)	08/01/15	11.500	346,125
275	Parker Drilling Co., Global Company Guaranteed Notes (Callable 04/01/14 @ $104.56)	(B+, B1)	04/01/18	9.125	290,125
340	Pioneer Drilling Co., Global Company Guaranteed Notes (Callable 03/15/14 @ $104.94)	(B, NR)	03/15/18	9.875	358,700
125	Pride International, Inc., Senior Unsecured Notes	(BBB-, Ba1)	06/15/19	8.500	152,344
200	SEACOR Holdings, Inc., Senior Unsecured Notes	(BBB-, Ba1)	10/01/19	7.375	213,982
					3,382,214
Oil Refining & Marketing (1.5%)
450	Coffeyville Finance, Inc., Rule 144A, Senior Secured Notes (Callable 04/01/12 @ $106.75)‡	(BB-, Ba3)	04/01/15	9.000	484,875
175	Coffeyville Finance, Inc., Rule 144A, Senior Secured Notes (Callable 04/01/13 @ $108.16)‡§	(BB-, B3)	04/01/17	10.875	187,250

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
October 31, 2010

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Oil Refining & Marketing
$175	Tesoro Corp., Company Guaranteed Notes (Callable 06/01/14 @ $104.88)§	(BB+, Ba1)	06/01/19	9.750	$195,125
300	Western Refining, Inc., Rule 144A, Senior Secured Notes (Callable 12/15/11 @ $105.00)#‡	(NR, B3)	06/15/14	10.750	307,500
					1,174,750
Packaging (2.7%)
200	Ardagh Packaging Finance PLC, Rule 144A, Senior Secured Notes (Callable 10/15/14 @ $103.69)‡§	(BB-, Ba3)	10/15/17	7.375	213,000
250	Berry Plastics Corp., Global Senior Secured Notes (Callable 09/15/11 @ $102.22)	(CCC, Caa1)	09/15/14	8.875	255,625
275	Berry Plastics Corp., Global Senior Secured Notes (Callable 11/15/12 @ $104.13)§	(B, B1)	11/15/15	8.250	291,156
200	BWAY Parent Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 11/01/12 @ $105.00)‡	(CCC+, Caa1)	11/01/15	10.125	201,000
300	Clondalkin Acquisition BV, Rule 144A, Senior Secured Notes#‡	(B+, B1)	12/15/13	2.292	274,875
150	GPC Capital Corp. I, Global Company Guaranteed Notes (Callable 10/15/11 @ $101.65)§	(B-, Caa1)	10/15/14	9.875	156,375
75	GPC Capital Corp. I, Rule 144A, Senior Notes (Callable 01/01/14 @ $104.13)‡§	(B-, Caa1)	01/01/17	8.250	78,188
50	Impress Holdings BV, Rule 144A, Company Guaranteed Notes (Callable 09/15/11 @ $102.31)‡	(B-, B3)	09/15/14	9.250	73,317
100	Reynolds Group Issuer LLC, Rule 144A, Senior Notes (Callable 10/15/14 @ $104.50)‡	(B, Caa1)	04/15/19	9.000	104,375
300	Reynolds Group Issuer LLC, Rule 144A, Senior Secured Notes (Callable 10/15/12 @ $103.88)‡	(BB-, B1)	10/15/16	7.750	319,500
100	Reynolds Group Issuer LLC, Rule 144A, Senior Secured Notes (Callable 10/15/14 @ $103.56)‡	(BB, Ba3)	04/15/19	7.125	104,750
					2,072,161
Pharmaceuticals (0.3%)
200	Valeant Pharmaceuticals International, Rule 144A, Company Guaranteed Notes (Callable 10/01/15 @ $103.50)‡	(BB-, B1)	10/01/20	7.000	210,500
Printing & Publishing (1.0%)
235	Cengage Learning Acquisitions, Inc., Rule 144A, Senior Notes (Callable 07/15/11 @ $105.25)‡	(CCC+, Caa2)	01/15/15	10.500	244,400
400	The Reader's Digest Association, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/13 @ $104.00)#‡§	(B, B1)	02/15/17	9.500	402,000
107	Valassis Communications, Inc., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(BB-, Ba3)	03/01/15	8.250	113,019
					759,419

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
October 31, 2010

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Railroads (0.2%)
$160	RailAmerica, Inc., Global Senior Secured Notes (Callable 07/01/13 @ $104.63)	(BB, B1)	07/01/17	9.250	$178,000
Real Estate Development & Management (0.5%)
425	Icahn Enterprises LP, Rule 144A, Senior Unsecured Notes#‡	(NR, NR)	08/15/13	4.000	403,750
Real Estate Investment Trusts (0.4%)
325	Sabra Capital Corp., Rule 144A, Company Guaranteed Notes (Callable 11/01/14 @ $104.06)‡	(B, B2)	11/01/18	8.125	338,000
Restaurants (0.5%)
325	CKE Restaurants, Inc., Rule 144A, Senior Secured Notes (Callable 07/15/14 @ $105.69)‡§	(B, B2)	07/15/18	11.375	352,219
Software/Services (2.2%)
400	Fidelity National Information Services, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/13 @ $105.72)‡	(BB-, Ba2)	07/15/17	7.625	435,000
175	JDA Software Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 12/15/12 @ $104.00)‡	(BB-, B1)	12/15/14	8.000	188,125
275	SunGard Data Systems, Inc., Global Company Guaranteed Notes (Callable 08/15/11 @ $103.42)§	(B-, Caa1)	08/15/15	10.250	290,469
91	Unisys Corp., Rule 144A, Senior Secured Notes (Callable 09/15/12 @ $107.13)‡	(BB, Ba2)	09/15/15	14.250	110,110
111	Unisys Corp., Rule 144A, Senior Secured Notes (Callable 10/15/12 @ $106.38)‡§	(BB, Ba1)	10/15/14	12.750	134,310
555	Vangent, Inc., Global Company Guaranteed Notes (Callable 02/15/11 @ $104.81)	(CCC+, Caa2)	02/15/15	9.625	508,518
					1,666,532
Specialty Retail (1.1%)
225	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/15/12 @ $103.81)	(B-, Caa1)	03/15/17	7.625	221,625
315	Brookstone Co., Inc., Rule 144A, Senior Subordinated Notes (Callable 10/15/12 @ $106.50)‡	(NR, NR)	10/15/14	13.000	301,612
175	Susser Finance Corp., Global Company Guaranteed Notes (Callable 05/15/13 @ $104.25)§	(B+, B2)	05/15/16	8.500	187,469
125	Yankee Acquisition Corp., Series B, Global Company Guaranteed Notes (Callable 02/15/11 @ $104.25)§	(B-, B3)	02/15/15	8.500	130,469
					841,175
Steel Producers/Products (0.7%)
275	California Steel Industries, Inc., Global Senior Notes (Callable 03/15/11 @ $101.02)	(BB-, B1)	03/15/14	6.125	274,313
275	Ryerson, Inc., Global Senior Secured Notes (Callable 11/01/11 @ $106.00)	(CCC+, Caa1)	11/01/15	12.000	287,375
					561,688

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
October 31, 2010

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Support - Services (3.1%)
$300	Diversey, Inc., Global Company Guaranteed Notes (Callable 11/15/14 @ $104.13)§	(B-, B3)	11/15/19	8.250	$329,625
150	Garda World Security Corp., Rule 144A, Senior Unsecured Notes (Callable 03/15/14 @ $104.88)‡	(B, B3)	03/15/17	9.750	160,500
50	ISS Financing PLC, Rule 144A, Senior Secured Notes (Callable 12/15/11 @ $105.50)‡	(B, NR)	06/15/14	11.000	76,792
325	Maxim Crane Works LP, Rule 144A, Senior Secured Notes (Callable 04/15/12 @ $109.19)‡	(B, Caa1)	04/15/15	12.250	305,500
250	Sotheby's, Global Company Guaranteed Notes§	(BB-, Ba3)	06/15/15	7.750	266,250
400	The Geo Group, Inc., Global Company Guaranteed Notes (Callable 10/15/13 @ $103.88)§	(BB-, NR)	10/15/17	7.750	438,500
175	Travelport LLC, Global Company Guaranteed Notes (Callable 09/01/11 @ $102.47)	(CCC+, B3)	09/01/14	9.875	183,312
100	Travelport LLC, Global Company Guaranteed Notes (Callable 09/01/11 @ $105.94)§	(CCC, Caa1)	09/01/16	11.875	108,500
125	Travelport, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/01/13 @ $104.50)‡	(CCC+, B3)	03/01/16	9.000	127,188
100	United Rentals North America, Inc., Company Guaranteed Notes (Callable 09/15/15 @ $104.19)	(CCC+, Caa1)	09/15/20	8.375	102,000
250	United Rentals North America, Inc., Global Company Guaranteed Notes (Callable 02/15/11 @ $101.17)§	(CCC+, Caa1)	02/15/14	7.000	256,250
					2,354,417
Telecom - Integrated/Services (3.8%)
150	ERC Ireland Finance, Ltd., Rule 144A, Senior Secured Notes#‡	(CCC, Caa2)	08/15/16	5.899	119,879
225	Frontier Communications Corp., Global Senior Unsecured Notes§	(BB, Ba2)	03/15/15	6.625	241,875
200	Frontier Communications Corp., Global Senior Unsecured Notes§	(BB, Ba2)	04/15/17	8.250	229,000
462	Global Crossing UK Finance PLC, Global Senior Secured Notes (Callable 12/15/10 @ $103.58)	(B-, B3)	12/15/14	10.750	480,480
100	Hellas Telecommunications II SCA, Rule 144A, Subordinated Notesø#‡	(NR, NR)	01/15/15	6.034	1,000
340	HNS Finance Corp., Global Company Guaranteed Notes (Callable 04/15/11 @ $102.38)	(B, B1)	04/15/14	9.500	356,150
175	Intelsat Subsidiary Holding Co., Ltd., Global Company Guaranteed Notes (Callable 01/15/11 @ $102.96)§	(B+, B3)	01/15/15	8.875	182,000
75	Level 3 Financing, Inc., Global Company Guaranteed Notes (Callable 02/01/14 @ $105.00)§	(CCC, Caa1)	02/01/18	10.000	72,188
350	Level 3 Financing, Inc., Global Company Guaranteed Notes (Callable 02/15/11 @ $100.00)#§	(CCC, Caa1)	02/15/15	4.344	295,750
225	Paetec Holding Corp., Global Company Guaranteed Notes (Callable 07/15/11 @ $104.75)§	(CCC+, Caa1)	07/15/15	9.500	239,062

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
October 31, 2010

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Telecom - Integrated/Services
$300	Qwest Communications International, Inc., Global Company Guaranteed Notes (Callable 10/01/12 @ $104.00)§	(B+, Ba2)	10/01/15	8.000	$327,750
150	Qwest Communications International, Inc., Series B, Global Company Guaranteed Notes (Callable 02/15/11 @ $101.25)	(B+, Ba2)	02/15/14	7.500	153,750
200	Windstream Corp., Global Company Guaranteed Notes (Callable 08/01/11 @ $104.31)	(B+, Ba3)	08/01/16	8.625	213,500
					2,912,384
Telecom - Wireless (1.6%)
125	Cricket Communications, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $104.69)§	(B-, B3)	11/01/14	9.375	131,563
150	Cricket Communications, Inc., Global Senior Secured Notes (Callable 05/15/12 @ $105.81)	(B+, Ba2)	05/15/16	7.750	162,375
350	GeoEye, Inc., Global Senior Secured Notes (Callable 10/01/13 @ $104.81)	(BB-, Ba3)	10/01/15	9.625	391,562
325	Wind Acquisition Finance SA, Rule 144A, Secured Notes (Callable 07/15/13 @ $105.88)‡	(B+, B2)	07/15/17	11.750	372,125
100	Wind Acquisition Finance SA, Rule 144A, Senior Secured Notes (Callable 07/15/13 @ $105.88)‡	(B+, B2)	07/15/17	11.750	156,364
					1,213,989
Telecommunications (0.3%)
225	Avaya, Inc., Global Company Guaranteed Notes (Callable 11/01/11 @ $104.88)	(CCC+, Caa2)	11/01/15	9.750	227,531
Textiles & Apparel (0.4%)
275	IT Holding Finance SA, Rule 144A, Company Guaranteed Notesø‡	(NR, NR)	11/15/12	9.875	12,422
300	Levi Strauss & Co., Global Senior Unsecured Notes (Callable 05/15/15 @ $103.81)	(B+, B2)	05/15/20	7.625	317,250
					329,672
Theaters & Entertainment (1.1%)
475	AMC Entertainment, Inc., Global Company Guaranteed Notes (Callable 03/01/11 @ $101.33)	(CCC+, Caa1)	03/01/14	8.000	482,125
125	AMC Entertainment, Inc., Global Senior Unsecured Notes (Callable 06/01/14 @ $104.38)§	(B-, B1)	06/01/19	8.750	134,531
200	Regal Entertainment Group, Company Guaranteed Notes (Callable 08/15/14 @ $104.56)	(B-, B3)	08/15/18	9.125	213,750
					830,406
Transportation - Excluding Air/Rail (1.5%)
250	Hapag-Lloyd AG, Rule 144A, Company Guaranteed Notes (Callable 10/15/14 @ $104.88)‡	(B, B3)	10/15/17	9.750	263,437
400	Navios Maritime Holdings, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.75)§	(B+, B3)	12/15/14	9.500	417,000

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
October 31, 2010

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Transportation - Excluding Air/Rail
$150	Ship Finance International, Ltd., Global Company Guaranteed Notes (Callable 12/15/10 @ $102.83)§	(B+, B1)	12/15/13	8.500	$153,188
275	Teekay Corp., Global Senior Unsecured Notes	(BB, B1)	01/15/20	8.500	306,969
					1,140,594
TOTAL CORPORATE BONDS (Cost $73,119,604)					75,046,146
Number of Shares
COMMON STOCKS (1.3%)
Auto Parts & Equipment (0.0%)
588	Safelite Realty Corp.*^				0
Banks (0.3%)
6,249	CIT Group, Inc.*				270,769
Chemicals (0.2%)
9,785	Huntsman Corp.				135,522
Forestry & Paper (0.2%)
6,214	Smurfit-Stone Container Corp.*				142,922
Leisure (0.6%)
8,904	Six Flags Entertainment Corp.*				456,597
Printing & Publishing (0.0%)
554	Dex One Corp.*§				3,884
355	SuperMedia, Inc.*§				2,336
					6,220
TOTAL COMMON STOCKS (Cost $1,098,328)					1,012,030
PREFERRED STOCK (0.2%)
Banks (0.2%)
151	Ally Financial, Inc., Rule 144A (Callable 12/31/11 @ $1,000) (Cost $29,557)‡				134,201
WARRANT (0.0%)
Printing & Publishing (0.0%)
1,673	The Readers Digest Association, Inc., strike price $0.00, expires 02/19/14*^ (Cost $0)				0
SHORT-TERM INVESTMENT (28.9%)
	22,244,480	State Street Navigator Prime Portfolio, 0.3475%§§ (Cost $22,244,480)			22,244,480
TOTAL INVESTMENTS AT VALUE (128.1%) (Cost $96,491,969)					98,436,857
LIABILITIES IN EXCESS OF OTHER ASSETS (-28.1%)					(21,593,083)
NET ASSETS (100.0%)					$76,843,774

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Schedule of Investments (continued)
October 31, 2010

INVESTMENT ABBREVIATIONS

MTN = Medium Term Note

NR = Not Rated

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

‡  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2010, these securities amounted to a value of $25,258,723 or 32.9% of net assets.

^  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

#  Variable rate obligations — The interest rate is the rate as of October 31, 2010.

+  Step Bond — The interest rate is as of October 31, 2010 and will reset at a future date.

ø  Bond is currently in default.

*  Non-income producing security.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized seven-day yield at October 31, 2010.

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Statement of Assets and Liabilities
October 31, 2010

Assets
Investments at value, including collateral for securities on loan of $22,244,480 (Cost $96,491,969) (Note 2)	$98,436,857[1]
Foreign currency at value (cost $13,774)	13,663
Interest receivable	1,595,410
Receivable for fund shares sold	259,724
Unrealized appreciation on forward currency contracts (Note 2)	12,929
Receivable from investment adviser (Note 3)	5,116
Prepaid expenses and other assets	44,370
Total Assets	100,368,069
Liabilities
Administrative services fee payable (Note 3)	19,799
Shareholder servicing/Distribution fee payable (Note 3)	25,636
Payable upon return of securities loaned (Note 2)	22,244,480
Payable for investments purchased	704,703
Loan payable (Note 4)	181,000
Dividend payable	179,684
Due to custodian	46,114
Payable for fund shares redeemed	29,381
Trustees' fee payable	9,176
Other accrued expenses payable	84,322
Total Liabilities	23,524,295
Net Assets
Capital stock, $.001 par value (Note 6)	11,410
Paid-in capital (Note 6)	93,160,280
Accumulated net investment loss	(227,489)
Accumulated net realized loss on investments and foreign currency transactions	(18,058,305)
Net unrealized appreciation from investments and foreign currency translations	1,957,878
Net Assets	$76,843,774
Common Shares
Net assets	$31,373,772
Shares outstanding	4,670,756
Net asset value, offering price and redemption price per share	$6.72
A Shares
Net assets	$20,492,422
Shares outstanding	3,039,191
Net asset value and redemption price per share	$6.74
Maximum offering price per share (net asset value/(1-4.75%))	$7.08
B Shares
Net assets	$7,282,711
Shares outstanding	1,079,748
Net asset value and offering price per share	$6.74
C Shares
Net assets	$17,694,869
Shares outstanding	2,619,922
Net asset value and offering price per share	$6.75

1  Including $21,799,224 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Statement of Operations
For the Year Ended October 31, 2010

Investment Income (Note 2)
Interest	$4,801,224
Dividends	8,587
Securities lending	27,067
Total investment income	4,836,878
Expenses
Investment advisory fees (Note 3)	371,288
Administrative services fees (Note 3)	118,981
Shareholder servicing/Distribution fees (Note 3)
Class A	57,988
Class B	69,385
Class C	173,620
Transfer agent fees	58,836
Registration fees	48,252
Printing fees (Note 3)	43,128
Legal fees	36,833
Audit and tax fees	33,098
Trustees' fees	25,826
Custodian fees	19,652
Insurance expense	5,078
Commitment fees (Note 4)	727
Interest expense (Note 4)	495
Miscellaneous expense	11,622
Total expenses	1,074,809
Less: fees waived (Note 3)	(324,518)
Net expenses	750,291
Net investment income	4,086,587
Net Realized and Unrealized Gain (Loss) from Investments and Foreign Currency Related Items
Net realized gain from investments	78,370
Net realized loss from foreign currency transactions	(69,420)
Net change in unrealized appreciation (depreciation) from investments	5,084,121
Net change in unrealized appreciation (depreciation) from foreign currency translations	14,600
Net realized and unrealized gain from investments and foreign currency related items	5,107,671
Net increase in net assets resulting from operations	$9,194,258

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Statements of Changes in Net Assets

	For the Year Ended October 31, 2010	For the Year Ended October 31, 2009
From Operations
Net investment income	$4,086,587	$4,186,941
Net realized gain (loss) from investments and foreign currency transactions	8,950	(5,346,024)
Net change in unrealized appreciation (depreciation) from investments and foreign currency translations	5,098,721	16,423,819
Net increase in net assets resulting from operations	9,194,258	15,264,736
From Dividends
Dividends from net investment income
Common Class shares	(464,552)	(36,929)
Class A shares	(2,048,684)	(2,393,173)
Class B shares	(555,873)	(693,224)
Class C shares	(1,393,826)	(1,536,966)
Net decrease in net assets resulting from dividends	(4,462,935)	(4,660,292)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	6,764,782	5,441,306
Exchange value of shares due to merger	28,998,037	—
Reinvestment of dividends	2,060,829	2,024,918
Net asset value of shares redeemed	(13,045,834)[1]	(13,233,481)[2]
Net increase (decrease) in net assets from capital share transactions	24,777,814	(5,767,257)
Net increase in net assets	29,509,137	4,837,187
Net Assets
Beginning of year	47,334,637	42,497,450
End of year	$76,843,774	$47,334,637
Undistributed (accumulated) net investment income (loss)	$(227,489)	$43,419

1  Net of $3,586 of redemption fees retained by the Fund.

2  Net of $1,511 of redemption fees retained by the Fund.

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Financial Highlights
(For a Common Class Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2010	2009	2008	2007	2006
Per share data
Net asset value, beginning of year	$6.24	$4.94	$7.66	$7.82	$7.95
INVESTMENT OPERATIONS
Net investment income[1]	0.56	0.54	0.60	0.63	0.62
Net gain (loss) on investments, swap contracts and foreign currency related items (both realized and unrealized)	0.50	1.36	(2.48)	(0.09)	0.11
Total from investment operations	1.06	1.90	(1.88)	0.54	0.73
REDEMPTION FEES	0.00[2]	—	—	—	—
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.58)	(0.60)	(0.60)	(0.66)	(0.64)
Distributions from net realized gains	—	—	(0.24)	(0.04)	(0.22)
Total dividends and distributions	(0.58)	(0.60)	(0.84)	(0.70)	(0.86)
Net asset value, end of year	$6.72	$6.24	$4.94	$7.66	$7.82
Total return[3]	17.87%	41.87%	(26.98)%	7.02%	9.77%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$31,374	$383	$310	$484	$530
Ratio of expenses to average net assets	0.72%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income to average net assets	8.48%	10.32%	8.98%	8.02%	8.01%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.65%	0.58%	0.46%	0.32%	0.21%
Portfolio turnover rate	88%	63%	28%	49%	63%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2010	2009	2008	2007	2006
Per share data
Net asset value, beginning of year	$6.26	$4.96	$7.68	$7.84	$7.97
INVESTMENT OPERATIONS
Net investment income[1]	0.52	0.53	0.58	0.61	0.60
Net gain (loss) on investments, swap contracts and foreign currency related items (both realized and unrealized)	0.53	1.36	(2.47)	(0.09)	0.11
Total from investment operations	1.05	1.89	(1.89)	0.52	0.71
REDEMPTION FEES	0.00[2]	0.00[2]	0.00[2]	—	—
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.57)	(0.59)	(0.59)	(0.64)	(0.62)
Distributions from net realized gains	—	—	(0.24)	(0.04)	(0.22)
Total dividends and distributions	(0.57)	(0.59)	(0.83)	(0.68)	(0.84)
Net asset value, end of year	$6.74	$6.26	$4.96	$7.68	$7.84
Total return[3]	17.54%	41.36%	(27.08)%	6.74%	9.46%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$20,492	$22,237	$21,004	$40,822	$53,929
Ratio of expenses to average net assets	1.11%	1.10%	1.10%	1.10%	1.10%
Ratio of net investment income to average net assets	8.00%	10.07%	8.72%	7.75%	7.76%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.61%	0.59%	0.47%	0.31%	0.21%
Portfolio turnover rate	88%	63%	28%	49%	63%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Financial Highlights
(For a Class B Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2010	2009	2008	2007	2006
Per share data
Net asset value, beginning of year	$6.26	$4.95	$7.68	$7.83	$7.95
INVESTMENT OPERATIONS
Net investment income[1]	0.47	0.49	0.54	0.55	0.55
Net gain (loss) on investments, swap contracts and foreign currency related items (both realized and unrealized)	0.53	1.36	(2.49)	(0.09)	0.10
Total from investment operations	1.00	1.85	(1.95)	0.46	0.65
REDEMPTION FEES	0.00[2]	0.00[2]	0.00[2]	—	—
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.52)	(0.54)	(0.54)	(0.57)	(0.55)
Distributions from net realized gains	—	—	(0.24)	(0.04)	(0.22)
Total dividends and distributions	(0.52)	(0.54)	(0.78)	(0.61)	(0.77)
Net asset value, end of year	$6.74	$6.26	$4.95	$7.68	$7.83
Total return[3]	16.58%	40.55%	(27.77)%	6.01%	8.72%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$7,283	$7,280	$6,901	$15,019	$22,787
Ratio of expenses to average net assets	1.86%	1.85%	1.85%	1.85%	1.85%
Ratio of net investment income to average net assets	7.25%	9.40%	7.96%	7.01%	7.01%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.61%	0.59%	0.47%	0.30%	0.21%
Portfolio turnover rate	88%	63%	28%	49%	63%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2010	2009	2008	2007	2006
Per share data
Net asset value, beginning of year	$6.27	$4.96	$7.69	$7.84	$7.96
INVESTMENT OPERATIONS
Net investment income[1]	0.47	0.49	0.54	0.55	0.55
Net gain (loss) on investments, swap contracts and foreign currency related items (both realized and unrealized)	0.53	1.36	(2.49)	(0.09)	0.10
Total from investment operations	1.00	1.85	(1.95)	0.46	0.65
REDEMPTION FEES	0.00[2]	0.00[2]	0.00[2]	—	—
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.52)	(0.54)	(0.54)	(0.57)	(0.55)
Distributions from net realized gains	—	—	(0.24)	(0.04)	(0.22)
Total dividends and distributions	(0.52)	(0.54)	(0.78)	(0.61)	(0.77)
Net asset value, end of year	$6.75	$6.27	$4.96	$7.69	$7.84
Total return[3]	16.57%	40.46%	(27.72)%	6.02%	8.72%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$17,695	$17,435	$14,282	$27,459	$38,114
Ratio of expenses to average net assets	1.86%	1.85%	1.85%	1.85%	1.85%
Ratio of net investment income to average net assets	7.25%	9.33%	7.98%	7.01%	7.01%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.61%	0.59%	0.46%	0.31%	0.21%
Portfolio turnover rate	88%	63%	28%	49%	63%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund
Notes to Financial Statements
October 31, 2010

Note 1. Organization

Credit Suisse High Income Fund (the "Fund"), a portfolio of the Credit Suisse Opportunity Funds (the "Trust"), a Delaware business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company that seeks to provide a high level of current income and, secondarily, capital appreciation. The Fund was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

The Fund offers four classes of shares: Common Class shares, Class A shares, Class B shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except that they bear different expenses, which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of 4.75%. Class B shares are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares after 8 years. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within the first year of purchase.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Debt securities are generally categorized as Level 2. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Equity investments are generally categorized as Level 1. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are generally categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each

Credit Suisse High Income Fund
Notes to Financial Statements (continued)
October 31, 2010

Note 2. Significant Accounting Policies

business day and are generally categorized as Level 1. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees and are generally categorized as Level 3. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America ("GAAP"), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security's disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for

Credit Suisse High Income Fund
Notes to Financial Statements (continued)
October 31, 2010

Note 2. Significant Accounting Policies

exchange-traded securities), an analysis of the company's or issuer's financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2010 in valuing the Fund's investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds	$—	$75,046,142	$4	$75,046,146
Common Stocks	1,012,030	—	—	1,012,030
Preferred Stock	134,201	—	—	134,201
Warrant	—	—	—	—
Short-Term Investment	22,244,480	—	—	22,244,480
Other Financial Instruments *
Forward Foreign Currency Contracts	—	12,929	—	12,929
	$23,390,711	$75,059,071	$4	$98,449,786

*Other financial instruments include futures, forwards and swap contracts.

Effective January 1, 2010, the Fund adopted FASB amendments to authoritative guidance which requires the Fund to disclose details of significant transfers in and out of Level 1 and Level 2 measurements and the reasons for the transfers. For the year ended October 31, 2010, there were no significant transfers in and out of Level 1 and Level 2.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — Effective October 31, 2009, the Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and

Credit Suisse High Income Fund
Notes to Financial Statements (continued)
October 31, 2010

Note 2. Significant Accounting Policies

(c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows.

Fair Values of Derivative Instruments as of October 31, 2010

	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Forward Foreign Currency Contracts	Net Assets - Unrealized Appreciation	$12,929	*	Liabilities - Unrealized Depreciation	$0

*Includes cumulative appreciation/depreciation of forward foreign currency contracts as reported in the Statement of Assets and Liabilities and Notes to Financial Statements.

Effect of Derivative Instruments on the Statement of Operations

Amount of Realized Gain (Loss) on Derivatives Recognized in Income Forward Foreign Currency Contracts	$68,213
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income Forward Foreign Currency Contracts	$9,385

The notional amount of forward foreign currency contracts at period end are reflected in the Notes to Financial Statements and the average volume of these open positions relative to the net assets of the Fund is 0.74% throughout the reporting period for the Fund.

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividends are recorded on the ex-dividend

Credit Suisse High Income Fund
Notes to Financial Statements (continued)
October 31, 2010

Note 2. Significant Accounting Policies

date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

F) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

H) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group AG, pools available cash into a short-term variable rate time deposit issued by State

Credit Suisse High Income Fund
Notes to Financial Statements (continued)
October 31, 2010

Note 2. Significant Accounting Policies

Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

I) FORWARD FOREIGN CURRENCY CONTRACTS — The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging foreign currency risk. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At October 31, 2010, the Fund had the following open forward foreign currency contracts:

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value	Unrealized Appreciation
USD	320,000	GBP	200,000	01/14/11	Morgan Stanley	$(320,000)	$(319,570)	$430
USD	942,824	EUR	670,000	01/14/11	Morgan Stanley	(942,824)	(930,325)	12,499
Total								$12,929

Currency Abbreviations:
EUR = Euro Currency
GBP = British Pound
USD = United States Dollar

J) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and

Credit Suisse High Income Fund
Notes to Financial Statements (continued)
October 31, 2010

Note 2. Significant Accounting Policies

SSB will share the net income earned from securities lending activities. During the year ended October 31, 2010, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $45,551, of which $11,127 was rebated to borrowers (brokers). The Fund retained $27,067 in income from the cash collateral investment, and SSB, as lending agent, was paid $7,357. Securities lending income is accrued as earned.

K) OTHER — Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and the Fund's net asset value.

L) SUBSEQUENT EVENTS — In preparing the financial statements as of October 31, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.70% of the Fund's average daily net assets less than or equal to $100 million and 0.50% of the Fund's average daily net assets greater than $100 million. For the year ended October 31, 2010, investment advisory fees earned and voluntarily waived were $371,288 and $324,518, respectively. Credit Suisse will not recapture from the Fund any fees it waived during the year ended October 31, 2010. Fee waivers and expense reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Fund. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.09% of the Fund's average daily net assets. For the year ended

Credit Suisse High Income Fund
Notes to Financial Statements (continued)
October 31, 2010

Note 3. Transactions with Affiliates and Related Parties

October 31, 2010, co-administrative services fees earned by CSAMSI were $47,737.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the year ended October 31, 2010, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $71,244.

In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. CSAMSI is currently paid at the annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class B and Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets.

For the year ended October 31, 2010, CSAMSI and its affiliates advised the Fund that it retained $66,789 from commissions earned on the sale of the Fund's Class A shares.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing services. For the year ended October 31, 2010, Merrill was paid $38,075 for its services by the Fund.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with SSB. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. During the year ended October 31, 2010, the Fund had borrowings under the Credit Facility as follows:

Average Daily Loan Balance	Weighted Average Interest Rate %	Maximum Daily Loan Outstanding
$1,204,800	1.482%	$2,246,000

Credit Suisse High Income Fund
Notes to Financial Statements (continued)
October 31, 2010

Note 5. Purchases and Sales of Securities

For the year ended October 31, 2010, purchases and sales of investment securities (excluding short-term investments) were $46,567,353 and $49,726,132, respectively.

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share, of which an unlimited number of shares are classified as Common Class shares, Class A shares, Class B shares and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Common Class
	For the Year Ended October 31, 2010		For the Year Ended October 31, 2009
	Shares	Value	Shares	Value
Shares sold	115,214	$762,027	—	$—
Shares exchanged due to merger	4,493,884	28,998,037	—	—
Shares issued in reinvestment of dividends	61,415	408,089	1,213	6,197
Shares redeemed	(61,178)	(402,347)	(2,628)	(12,207)
Net increase (decrease)	4,609,335	$29,765,806	(1,415)	$(6,010)
	Class A
	For the Year Ended October 31, 2010		For the Year Ended October 31, 2009
	Shares	Value	Shares	Value
Shares sold	514,531	$3,309,743	455,187	$2,464,107
Shares issued in reinvestment of dividends	150,728	973,600	254,135	1,303,159
Shares redeemed	(1,176,878)	(7,725,044)	(1,397,348)	(7,875,896)
Net decrease	(511,619)	$(3,441,701)	(688,026)	$(4,108,630)
	Class B
	For the Year Ended October 31, 2010		For the Year Ended October 31, 2009
	Shares	Value	Shares	Value
Shares sold	152,868	$998,424	136,920	$747,005
Shares issued in reinvestment of dividends	34,801	224,987	52,410	267,760
Shares redeemed	(270,694)	(1,743,417)	(420,592)	(2,186,570)
Net decrease	(83,025)	$(520,006)	(231,262)	$(1,171,805)

Credit Suisse High Income Fund
Notes to Financial Statements (continued)
October 31, 2010

Note 6. Capital Share Transactions

	Class C
	For the Year Ended October 31, 2010		For the Year Ended October 31, 2009
	Shares	Value	Shares	Value
Shares sold	260,273	$1,694,588	421,926	$2,230,194
Shares issued in reinvestment of dividends	70,200	454,153	86,614	447,802
Shares redeemed	(491,557)	(3,175,026)	(608,926)	(3,158,808)
Net decrease	(161,084)	$(1,026,285)	(100,386)	$(480,812)

The Fund imposes a redemption fee of 2% of the value of all classes of shares currently being offered that are redeemed or exchanged within 30 days from the date of purchase. Reinvested dividends and distributions are not subject to the fee. The fee is charged based on the value of shares at redemption, is paid directly to the Fund and becomes part of the Fund's daily net asset value calculation. When shares are redeemed that are subject to the fee, reinvested dividends are redeemed first, followed by the shares held longest.

On October 31, 2010, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Common Class	1	90%
Class A	3	62%
Class B	3	66%
Class C	1	47%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Federal Income Taxes

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The tax characteristics of dividends paid during the years ended October 31, 2010 and 2009, respectively, by the Fund were as follows:

Ordinary Income
2010	2009
$4,462,935	$4,660,292

The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax

Credit Suisse High Income Fund
Notes to Financial Statements (continued)
October 31, 2010

Note 7. Federal Income Taxes

differences. These differences are primarily due to differing treatments of dividends payable, wash sales, income from defaulted bonds and mark to market of forward contracts. At October 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed net investment income	$286,002
Undistributed net investment loss – other	(179,684)
Accumulated realized loss	(18,042,546)
Unrealized appreciation	1,608,310
$(16,327,918)

At October 31, 2010, the Fund had capital loss carryforwards available to offset possible future capital gains as follows:

Expires October 31,
2012	2013	2014	2015	2016	2017	2018
$393,594	$1,166,759	$297,542	$2,721,368	$7,546,050	$5,676,396	$240,837

Included in the Fund's capital loss carryforwards is $7,184,006, acquired in the Credit Suisse High Yield Fund merger, which is subject to IRS limitations.

It is uncertain whether the Fund will be able to realize the benefits of the capital loss carryforwards before they expire.

During the tax year ended October 31, 2010, $3,173,624 of the capital loss carryforwards from the acquisition of the Credit Suisse High Yield Fund were reduced due to annual capital loss carryforward limitations related to the merger and $5,397,886 of the capital loss carryforward expired.

At October 31, 2010, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $96,828,609, $5,875,314, $(4,267,066) and $1,608,248, respectively.

At October 31, 2010, the Fund reclassified $105,440 to undistributed net investment loss and $7,300,486 to paid in capital from accumulated net realized loss, to adjust for current period permanent book/tax differences which arose principally from differing book/tax treatments of foreign currency transactions, defaulted bonds and capital loss carryforwards from the Credit Suisse High Yield Fund. Net assets were not affected by these reclassifications.

Credit Suisse High Income Fund
Notes to Financial Statements (continued)
October 31, 2010

Note 8. Acquisition of Credit Suisse High Yield Fund

On August 27, 2010, Credit Suisse High Income Fund acquired all of the net assets of Credit Suisse High Yield Fund, an open-end investment company, pursuant to a plan of reorganization approved by the Board of Trustees on May 3, 2010. The purpose of the transaction was to combine two funds managed by Credit Suisse with comparable investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of 4,493,884 Common shares of Credit Suisse High Income Fund for 3,321,931 Institutional shares of Credit Suisse High Yield Fund valued at $28,998,037. The investment portfolio of Credit Suisse High Yield Fund had a fair value at August 27, 2010 of $28,423,765 and identified cost of $28,896,540, which were the principal assets acquired by Credit Suisse High Income Fund. For financial reporting purposes, assets received and shares issued by Credit Suisse High Income Fund were recorded at fair value; however the cost basis of the investments received from Credit Suisse High Yield Fund were carried forward to align ongoing reporting of Credit Suisse High Income Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the merger, the net assets of Credit Suisse High Income Fund were $47,219,734.

Credit Suisse High Income Fund pro forma results of operations for the year ended October 31, 2010 are as follows:

Net investment income	$5,779,075[1]
Net gain from investments and foreign currency related items	5,531,555[2]
Net increase in net assets resulting from operations	$11,310,630

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of net investment income and net gain on investments of Credit Suisse High Yield Fund that have been included in Credit Suisse High Income Fund's statement of operations since August 27, 2010.

1  $4,086,587 as reported, plus $1,598,188 for Credit Suisse High Yield Fund, premerger, plus $94,300 of pro-forma gross expenses eliminated.

2  $5,107,671 as reported, plus $423,884 for Credit Suisse High Yield Fund, respectively, premerger.

Note 9. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on

Credit Suisse High Income Fund
Notes to Financial Statements (continued)
October 31, 2010

Note 9. Contingencies

future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Credit Suisse High Income Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of
Credit Suisse High Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse High Income Fund (the "Fund"), a portfolio of the Credit Suisse Opportunity Funds, at October 31, 2010, the results of its operations for the year then ended and the changes in its net assets and financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2010 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
December 22, 2010

Credit Suisse High Income Fund
Information Concerning Trustees and Officers (unaudited)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees

Enrique Arzac c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1941)	Trustee, Audit Committee Chairman and Nominating Committee Member	Since 2005	Professor of Finance and Economics, Graduate School of Business, Columbia University since 1971.	9	Director of Epoch Holding Corporation (an investment management and investment advisory services company); Director of Starcomms PLC., (telecommunications company); Director of Mirae Asset Discovery Funds; Director of The Adams Express Company, Petroleum and Resources Corporation, Aberdeen Chile Fund, Inc., Aberdeen Indonesia Fund, Inc., Aberdeen Israel Fund, Inc., Aberdeen Latin America Equity Fund, Inc. and Aberdeen Emerging Markets Telecommunications Fund, Inc. (each a closed-end investment company).

Jeffrey E. Garten Box 208200 New Haven, Connecticut 06520-8200 (1946)	Trustee, Audit and Nominating Committee Member	Since 2001	The Juan Trippe Professor in the Practice of International Trade, Finance and Business from July 2005 to present; Partner and Chairman of Garten Rothkopf (consulting firm) from October 2005 to present; Dean of Yale School of Management from November 1995 to June 2005.	7	Director of Aetna, Inc. (insurance company); Director of CarMax Group (used car dealers).

1   Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.

Credit Suisse High Income Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees

Peter F. Krogh c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1937)	Trustee, Audit and Nominating Committee Member	Since 2000	Dean Emeritus and Distinguished Professor of International Affairs at the Edmund A. Walsh School of Foreign Service, Georgetown University from June 1995 to present.	7	None

Steven N. Rappaport Lehigh Court, LLC 555 Madison Avenue 29th Floor New York, New York 10022 (1948)	Chairman of the Board of Trustees, Audit Committee Member and Nominating Committee Chairman	Trustee since 2001 and Chairman since 2005	Partner of Lehigh Court, LLC and RZ Capital (private investment firms) from July 2002 to present.	9	Director of iCAD, Inc. (surgical and medical instruments and apparatus company); Director of Presstek, Inc. (digital imaging technologies company); Director of Wood Resources, LLC. (plywood manufacturing company); Director of Aberdeen Chile Fund, Inc., Aberdeen Indonesia Fund, Inc., Aberdeen Israel Fund, Inc., Aberdeen Latin America Equity Fund, Inc. and Aberdeen Emerging Markets Telecommunications Fund, Inc. (each a closed-end investment company).

Credit Suisse High Income Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years
Officers**

John G. Popp Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1956)	Chief Executive Officer and President	Since 2010	Managing Director of Credit Suisse; Group Manager and Senior Portfolio Manager for Performing Credit Strategies; Associated with Credit Suisse or its predecessor since 1997; Officer of other Credit Suisse Funds.

Michael A. Pignataro Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1959)	Chief Financial Officer	Since 2001	Director and Director of Fund Administration of Credit Suisse; Associated with Credit Suisse or its predecessor since 1984; Officer of other Credit Suisse Funds.

Emidio Morizio Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1966)	Chief Compliance Officer	Since 2004	Managing Director and Global Head of Compliance of Credit Suisse; Associated with Credit Suisse since July 2000; Officer of other Credit Suisse Funds.

Roger Machlis Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1961)	Chief Legal Officer	Since 2010	Managing Director and General Counsel for Credit Suisse; Associated with Credit Suisse Group AG since July 1997; Officer of other Credit Suisse Funds.

Cecilia Chau Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1973)	Treasurer	Since 2008	Vice President of Credit Suisse since 2009; Assistant Vice President of Credit Suisse from June 2007 to December 2008; Associated with Alliance Bernstein L.P. from January 2007 to May 2007; Associated with Credit Suisse from August 2000 to December 2006; Officer of other Credit Suisse Funds.

Karen Regan Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1963)	Vice President and Secretary	Since 2010	Vice President of Credit Suisse; Associated with Credit Suisse since December 2004; Officer of other Credit Suisse Funds

** The officers of the Fund shown are officers that make policy decisions.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 877-870-2874.

Credit Suisse High Income Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

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P.O. BOX 55030, BOSTON, MA 02205-5030

877-870-2874 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  HI-AR-1010

Item 2. Code of Ethics.

The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 12(a)(1) to this Form. There were no amendments to the code during the fiscal year ended October 31, 2010. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended October 31, 2010.

Item 3. Audit Committee Financial Expert.

The registrant’s governing board has determined that it has two audit committee financial experts serving on its audit committee: Enrique R. Arzac and Steven N. Rappaport.  Each audit committee financial expert is “independent” for purposes of this item.

Item 4. Principal Accountant Fees and Services.

(a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm, PricewaterhouseCoopers LLP (“PwC”), for its fiscal years ended October 31, 2009 and October 31, 2010.

	2009	2010
Audit Fees	$27,500	$32,500
Audit-Related Fees(1)	$3,400	$3,400
Tax Fees(2)	$2,800	$2,800
All Other Fees	—	—
Total	$33,700	$38,700

(1) Services include agreed-upon procedures in connection with the registrant’s semi-annual financial statements ($3,400 for 2009 and $3,400 for 2010).

(2) Tax services in connection with the registrant’s excise tax calculations and review of the registrant’s applicable tax returns.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant’s operations and financial reporting and that were rendered by PwC to the registrant’s investment adviser, Credit Suisse Asset Management, LLC (“Credit Suisse”), and any service provider to the registrant controlling, controlled by or under common control with Credit Suisse that provided ongoing services to the registrant (“Covered Services Provider”), for the registrant’s fiscal years ended October 31, 2009 and October 31, 2010.

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	2009	2010
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

(e)(1) Pre-Approval Policies and Procedures.  The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to Credit Suisse and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant.  The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s).  The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than Credit Suisse or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Credit Suisse and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent registered public accounting firm during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X:

	2009	2010
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

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The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to Credit Suisse and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X, for the registrant’s fiscal years ended October 31, 2009 and October 31, 2010:

	2009	2010
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

(f) Not Applicable.

(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant, Credit Suisse and Covered Service Providers for the fiscal years ended October 31, 2009 and October 31, 2010 were $6,200 and $6,200, respectively.

(h) Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

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Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)       Registrant’s Code of Ethics is an exhibit to this report.

(a)(2)       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)       Not applicable.

(b)           The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE OPPORTUNITY FUNDS

/s/ John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	January 4, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	January 4, 2011

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	January 4, 2011

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